EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated December 7, 2015 to the Prospectus and Statement of Additional Information of Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund, each a series of Blackstone Alternative Investment Funds, dated July 29, 2015, filed with the Securities and Exchange Commission on December 7, 2015 under Rule 497 (SEC Accession No. 0001193125-15-396476).